Other Payables	12 Months Ended
Dec. 31, 2025
Other Payables [Abstract]
OTHER PAYABLES
12.	OTHER PAYABLES

Other payables consist of the following:

	December 31, 2025	December 31, 2024
Payables to non-trade vendors and service providers	$3,918	$11,823
Accrued salary	22	21
	$3,940	$11,844

Other payables primarily consist of:

●	deposits received under hosting and operational arrangements;

●	freight, logistics, and warehouse-related balances;

●	rental and service-related payables; and

●	other non-trade operating obligations.

During 2025, the Company performed a review and reclassification of certain balances previously recorded within other payables, including intercompany and related-party balances, to conform to the appropriate financial statement presentation.

Management evaluated the remaining balances as of December 31, 2025 and concluded that liability classification remained appropriate.